Net Loss Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Net loss per share - Basic and diluted
Schedule of Loss Per Share and Weighted-average

The calculation of loss per share and weighted-average shares of the Company’s ordinary shares outstanding for the periods presented are as follows:

	Three months ended June 30		Six months ended June 30
	2023	2022	2023	2022
Net loss from continuing operations	$(3,292,158)	$(3,663,278)	$(5,970,904)	$(10,599,807)
Less: deemed dividends on Series B preferred stock	(48,633)	-	(48,633)	-
Less: dividends on series B preferred stock	(699)	(2,247)	(1,648)	(5,841)
Net loss from continuing operations available to ordinary shareholders	(3,341,490)	(3,665,525)	(6,021,185)	(10,605,648)

Net income (loss) from discontinued operations, net of tax, available to ordinary shareholders	(149,000)	(1,147,654)	(294,000)	(1,255,654)
Net loss available to ordinary shareholders	$(3,490,490)	$(4,813,179)	$(6,315,185)	$(11,861,302)

Basic and diluted weighted-average shares outstanding	2,813,900	2,361,974	2,813,900	2,361,974

Basic and diluted:
Net loss from continuing operations per share	$(1.19)	$(1.55)	$(2.14)	$(4.49)
Net income (loss) from discontinued operations per share	(0.05)	(0.49)	(0.10)	(0.53)
Net loss per share	$(1.24)	$(2.04)	$(2.24)	$(5.02)

The calculation of loss per share and weighted-average shares of the Company’s ordinary shares outstanding for the periods presented are as follows:

	December 31, 2022	December 31, 2021
Net loss from continuing operations	$(15,303,402)	$(33,469,830)
Less: discount accretion on series A preferred stock	—	(373,560)
Less: dividend accretion on series A preferred stock	—	(91,192)
Less: dividends on series B preferred stock	(8,862)	(315,632)
Net loss from continuing operations available to ordinary shareholders	(15,312,264)	(34,250,214)

Net income (loss) from discontinued operations, net of tax, available to ordinary shareholders	70,024	(22,174,305)
Net loss available to ordinary shareholders	$(15,242,240)	$(56,424,519)

Basic and diluted weighted-average shares outstanding	2,488,477	1,430,031

Basic and diluted:
Net loss from continuing operations per share	$(6.15)	$(23.95)
Net income (loss) from discontinued operations per share	0.03	(15.51)
Net loss per share	$(6.12)	$(39.46)

Schedule of Computation of Diluted Shares Outstanding

Schedule of computation of diluted shares outstanding

	2022	2021
Stock options	288,912	178,357
Series A-1 preferred stock	6,630	5,474
Series B preferred stock	12,481	12,481
Earnout	—	58,775
MTS warrants	8,333	8,333
Prefunded warrants	125,359	125,359
Regular warrants	266,667	266,667
Total	708,383	655,446

Schedule of Computation of Diluted Shares Outstanding

Schedule of computation of diluted shares outstanding

	June 30, 2023	June 30, 2022
Stock options	450,221	175,005
Series A-1 preferred stock	7,130	5,881
Series B preferred stock	12,481	12,481
Advisory	63,687	-
Prefunded warrants	125,359	-
MTS warrants	-	8,333
Purchase warrants	880,000	-
Regular warrants	266,667	266,667
Total	1,805,545	468,367